ACQUISITION OF GOLD STANDARD VENTURES CORP. (Tables)	12 Months Ended
Dec. 31, 2024
ACQUISITION OF GOLD STANDARD VENTURES CORP.
Schedule of calculation of purchase consideration, assets acquired and liabilities assumed

Estimated fair value of 2,220,901 common shares issued by the Company	$8,937
Transaction costs	2,676
Total purchase consideration	$11,613

Cash and cash equivalents	$83
Restricted cash	18
Receivables and other assets	209
Trade and other payables	(717)
Lease liabilities	(27)
Asset retirement obligations	(156)
Exploration and evaluation properties – South Railroad	12,203
Total assets acquired and liabilities assumed, net	$11,613